Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in thousand Japanese yen, (“JPY” or “¥”), the currency of the country in which the Company is incorporated and primarily operates. The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of the financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenue and expense during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, useful lives of property and equipment, the carrying value of operating lease right-of-use asset, allowance for credit losses on accounts receivable, valuation of stocks, and valuation allowance against net deferred tax assets. Actual results could differ from those estimates.

Revenue Recognition

The Company applies Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented in the financial statements. To determine the appropriate amount of revenue to be recognized in accordance with ASC 606, the Company follows a five-step model as follows:

1 – Identification of the contract with a customer

2 – Identification of the performance obligation in the contract

3 – Determination of the transaction price

4 – Allocation of the transaction price to the performance obligation in the contract

5 – Recognition of revenue when, or as, a performance obligation is satisfied

During the fiscal years ended March 31, 2025 and 2024, the Company generated revenues from sales of software, consulting and support services, advertising services, and outsourcing services.

Revenue is recognized when the control of the promised products or services is transferred by the Company to its customer. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for the products or services delivered. The transaction prices are generally fixed at contract inception. Consumption taxes collected from customers and remitted to government authorities are excluded from revenue and deferred revenue.

At contract inception, the Company assesses the performance obligations, or deliverables, the Company has agreed to provide pursuant to the contract and determines if they are individually distinct or if they should be combined with other performance obligations. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price. Performance obligations are combined when an individual performance obligation does not have standalone value to its customer. For example, customers do not have the ability to take possession of the software, Labor Robot, and, as a result, the Company’s contracts for sales of software and hosting service arrangement are typically accounted for as service arrangements with a single performance obligation.

Sales of Software

Revenue from sales of software is primarily comprised of sales of Labor Robot. Revenue is recognized on a straight-line basis over the period of five years as the Company’s performance obligation is satisfied over-time and as control of the promised service is transferred to the customer, commencing when the product key is delivered to the customer.

Consulting and Support Services

Revenue from consulting and support services is recognized when the control of the promised service is transferred by the Company to its customer. Consulting and support services the Company provided during the fiscal years ended March 31, 2025, 2024 and 2023, include the following services. See note 13 for the disaggregation of revenue.

E-learning: The Company provides online training courses to help employees of small and medium-sized businesses learn the latest trends in digital transformation. Revenue is recognized on a straight-line basis over the contract period which is generally one month as the Company’s performance obligation is satisfied over-time, commencing when the access code is delivered to the customer.

E-commerce store set-up service: The Company assists customers in building their e-commerce stores on a metaverse and building e-commerce websites. Revenue is recognized at the point in time when the transfer of control occurs, which is upon completion of set-up service.

Software installation support: The Company helps customers with the installation and initial set-up of the software and provides support services during the contract period. Revenue is recognized on a straight-line basis over the contract period which is generally one year as the Company’s performance obligation is satisfied over-time.

IT system installation subsidy application consulting and support service: The Company provides consulting and support services on IT system installation subsidy application to corporate customers to help them reduce the costs of installing and implementing new IT products. Revenue is recognized at the point in time when the transfer of control occurs, which is when the Company completes submitting applications for IT system installation subsidies to the Ministry of Economy, Trade, and Industry or an entrusted organization. Fees for consulting and support services are only paid if the customer receives the subsidies, and revenue is recognized only if the application is approved.

From time to time, the Company engages subcontractors for developing software and performing services such as applying for IT system installation subsidies and setting up e-commerce website. The Company assesses and records revenue on a gross basis as a principal versus on a net basis as an agent in the presentation of revenues and expenses. The Company has concluded that the Company is the principal in the performance obligation to provide consulting and support services and gross reporting is appropriate because the Company (i) has the risk of identifying and hiring qualified vendors, (ii) has the discretion to select the vendors and establish their price and duties, and (iii) bears the risk for services that are not fully paid for by its customers.

Advertising Services

Revenue from advertising services is from advertising the services provided by the Company’s customer, ASC Certified Consultant Corporation (“ASC Consultant”). The Company shows ASC Consultant’s contact information on Labor Robot to promotes ASC Consultant’s grants or subsidies application support services to Labor Robot’s users.

Revenue from advertising services is recognized on a straight-line basis over the contract period as the Company’s performance obligation is satisfied over-time.

Outsourcing Services

Revenue from outsourcing services is from outsourcing the Company’s employees to support the marketing services of its customer, ASC Consultant.

Segment Information

ASC 280, Segment Reporting, establishes standards requiring companies to report in their financial statements information about operating segments, on a basis consistent with the Company’s internal organizational structure, as well as information about geographical areas, business segments, and major customers, to provide details on the Company’s business segments.

The Company operates and manages its business as one operating and reportable segment, focused on sales of software and provision of consulting and support services. The Company’s representative director is considered the Chief Operating Decision Maker (“CODM”). The CODM evaluates the Company’s financial performance and allocates resources on a consolidated basis. As such, the Company has determined that it has one operating and reportable segment in accordance with ASC Topic 280, Segment Reporting as amended by ASU2023-07.

The table below shows the reconciliation between the net loss prepared in accordance with accounting principles generally accepted in Japan (“J GAAP”) and the U.S. GAAP.

	Fiscal Year Ended March 31,
	2025	2024	2023
Net loss - J GAAP	¥(342,201)	¥(264,037)	¥(145,724)
Reconciling items	(192,484)	(397,929)	(332,909)
Net loss - US GAAP	(534,685)	(661,966)	(478,633)

Concentration of Customers and Vendors

For the fiscal year ended March 31, 2025, there were two customers, and for the fiscal year ended March 31, 2024, there was no customer, and for the fiscal year ended March 31, 2023, there was one customer, who accounted for more than 10% of the Company’s total revenue in each period. As of March 31, 2025, there were three customers, and as of March 31, 2024, there were no customers who accounted for more than 10% of the Company’s total accounts receivable as of the end of the respective period.

For the fiscal years ended March 31, 2025 and 2024, there was no vendor, and for the fiscal year ended March 31, 2023, there were two vendors, who individually accounted for more than 10% of the Company’s total purchase. As of March 31, 2025 and 2024, two vendors, who accounted for more than 10% of the Company’s total accounts payable as of the end of each respective period.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an initial maturity date of three months or less to be cash equivalents. The Company’s restricted cash consists of the earmarked balance related to an ongoing lawsuit with ZESTO Consulting LLC disclosed in Footnote 9.

Accounts Receivable, Net

Accounts receivable primarily consist of the amounts billed and currently due from customers, net of an allowance for credit loss, if recorded. When the Company has an unconditional right to payment, subject only to the passage of time, the right is treated as receivable. The Company’s accounts receivable balances are unsecured, bearing no interest. Fees billed in advance of the related contractual term represent contract liabilities and presented as deferred revenue.

Accounts receivable is subject to collection risk. The Company performs evaluations of its customers’ financial positions and generally extends credit on account, without collateral. The Company determines the need for an allowance for doubtful accounts based on various factors, including the credit quality of the customer, the age of the receivable balance, and current economic conditions.

The Company adopted ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, effective April 1, 2023. The impact of the adoption was not considered material to the financial statements and primarily resulted in enhanced disclosures only.

At each balance sheet date, the Company recognizes an expected allowance for credit losses. In addition, also at each reporting date, this estimate is updated to reflect any changes in credit risk since the receivable was initially recorded. This estimate is calculated on a pooled basis where similar risk characteristics exist.

The allowance estimate is derived from a review of the Company’s historical losses on the aging of receivables. This estimate is adjusted for management’s assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. The Company believes that historical loss information is a reasonable starting point to calculate the expected allowance for credit losses, given that the composition of the Company’s customers has remained constant. The Company recorded JPY203 and JPY 7,246 as the allowance for credit loss for the fiscal years ended March 31, 2025 and 2024, respectively. The Company recorded no allowance for credit loss for the fiscal year ended March 31, 2023. Provisions for the allowance for expected credit losses are recorded in selling, general and administrative expenses in the Statements of Operations.

The Company writes off receivables when there is information indicating that any debtor is facing significant financial difficulty and there is no possibility of recovery. If any recoveries are made from any accounts previously written off, they will be recognized as income or an offset to credit loss expense in the year of recovery. The amount of receivable that The Company wrote off during the fiscal years ended March 31, 2025 and 2024 was JPY37,690 and nil, respectively.

The amount of receivable included at the beginning of fiscal years ended Mach 31, 2025 and 2024 was JPY84,424 and JPY81,983, respectively.

Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly related to an equity financing that is likely to be successfully completed, until such financing is consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are immediately written off to operating expenses in the Statements of Operations in the period of determination. As of March 31, 2025 and 2024, deferred offering costs that were capitalized related to the Company’s initial public offering (“IPO”) were JPY131,035 and JPY67,470, respectively. Upon completion of the IPO, the deferred offering costs were reclassified to equity.

Property and Equipment, Net

Property and equipment are recorded at the cost less accumulated depreciation. Depreciation is computed using the straight-line method, depending on the pattern of consumption of the economic benefits by asset class, over the estimated useful lives of the assets, as follows:

Property and Equipment	Estimated Useful Life
Fixtures	Shorter of 3 years or lease term
Tooling and equipment	5 years
Computer and other equipment	3 years

Repair and maintenance costs are expensed as incurred. The Company records depreciation expenses in selling, general and administrative expenses in the Statements of Operations.

Intangible assets, Net

Intangible assets consist of the Company’s patents, trademarks, and software. Amortization is computed using the straight-line method, over the estimated useful lives of the assets, which is typically eight years for patents, 10 years for trademarks, and five years for software. Amortization expenses are recorded in selling, general and administrative expenses in the Statements of Operations.

Impairment or Disposal of Long-Lived Assets

Long-lived assets with finite lives include property and equipment, net, software, operating lease right-of-use assets, and Intangible assets, net subject to amortization. Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if the carrying amount is not recoverable when compared to the Company’s undiscounted cash flows and the impairment loss is measured based on the difference between the carrying amount and fair value. Long-lived assets held for sales are reported at the lower of cost or fair value less costs to sell. There were no impairments of long-lived assets during the fiscal years ended March 31, 2025, 2024 and 2023.

Leases

Leases are comprised of operating leases for office space. In accordance with the Financial Accounting Standards Board (“FASB”) ASC Topic 842, Leases, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and non-current operating lease liabilities in the Balance Sheets. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date.

For leases with terms greater than 12 months, the Company records an ROU asset and a lease liability representing the present value of future lease payments. The discount rate used to measure the lease asset and liability is determined at the beginning of the lease term using the rate implicit in the lease, or the Company’s collateralized incremental borrowing rate. The implicit rate within the Company’s leases is generally not determinable and, therefore, the incremental borrowing rate at lease commencement is utilized to determine the present value of lease payments. The Company estimates its incremental borrowing rate based on third-party lender quotes to obtain secured debt in a like currency for a similar asset over a timeframe similar to the term of the lease. For those contracts that include fixed rental payments for both the use of the asset (“lease costs”) as well as for other occupancy or service costs relating to the asset (“non-lease costs”), the Company generally includes both the lease costs and non-lease costs in the measurement of the lease asset and liability.

The Company has elected the “package of practical expedients” and as a result is not required to reassess its prior accounting conclusions regarding lease identification, lease classification and initial direct costs for lease contracts existing as of the transition date. The Company accounts for each lease and any associated non-lease components as a single lease component across all asset classes. Lease expenses for the Company’s operating leases are recognized on a straight-line basis over the lease term except for variable lease costs, which are expensed as incurred.

Investments

In the normal course of business, the Company invests in business partners that support the Company’s underlying business strategy and provide the Company the ability to enter into new markets thereby expanding the reach of the Company’s products and services.

The Company’s investments consist of investments in privately held entities that do not report net asset value (“NAV”) per share. These investments are measured at costs, adjusted for observable price changes and impairments. Gain or loss resulting from price changes and impairments are recognized in other income (expense), net in the Statement of Operations.

Fair Value of Financial Instruments

The Company reports financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis in accordance with ASC Topic 820 Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

ASC 820 also establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The U.S. GAAP established a hierarchy framework to classify the fair value based on the observability of significant inputs to the measurement.

The levels of the fair value hierarchy are as follows:

Level 1: Determined using an unadjusted quoted price in an active market for identical assets or liabilities.

Level 2: Estimated using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3: Estimated using unobservable inputs that are significant to the fair value of the assets or liabilities.

The fair value of the Company’s investments is determined based on inputs not observable in the market and classified as Level 3 within the fair value hierarchy.

Foreign Currency

The Company uses Japanese yen as its reporting currency. The Company’s functional currency is Japanese yen. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the Company at the balance sheet date foreign exchange rate, and gains and losses resulting from such remeasurement are included in other income (expenses), net in the Statement of Operations. Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period.

Deferred Revenue

The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. If revenue has not yet been recognized, then deferred revenue, or contract liability, is recorded. Deferred revenue consists of consideration recorded in advance of performance obligations being delivered and is classified as current or non-current based on the related period in which services are expected to be provided. See note 13 for the roll forward of deferred revenue.

Cost of Revenue

Cost of revenue primarily consists of costs paid to the Company’s vendors and costs paid to its employees related to the Company’s delivery of services.

Research and Development Costs

Research and development (“R&D”) costs consist primarily of fees paid to vendors for research, prototyping and consulting. Most R&D costs are expensed as incurred.

Time and costs incurred between establishment of technological feasibility and the release of software product is not material, and the costs incurred during this period is recorded as R&D costs.

Advertising Costs

Advertising and marketing costs are expensed as incurred and are included in selling, general and administrative expenses in the Statement of Operations. For the fiscal years ended March 31, 2025, 2024 and 2023, these costs were JPY49,559 and JPY55,034 and JPY9,977, respectively.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the differences between the financial statement and tax basis of assets, liabilities and net operating loss by using enacted tax rate in effect for the fiscal year in which the differences are expected to reverse. The effect of a change in tax rate on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

The Company files tax returns in the tax jurisdictions of Japan. Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Net Loss per Share

Basic net loss per ordinary share is calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per ordinary share is computed by dividing the net loss by the weighted-average number of ordinary shares and potentially dilutive securities outstanding for the period determined using the treasury stock method.

Recently Issued Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to delay adoption of certain new or revised accounting standards. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

In November 2024, the FASB issued ASU No. 2024-03 Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to disclose, for interim and annual reporting periods, additional information about certain income statement expense categories. The requirements are effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Entities are permitted to apply either the prospective or retrospective transition methods. The Company is currently evaluating the impact that the adoption of this ASU will have on its financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires entities to disclose specific categories in the rate reconciliation and to provide additional information for reconciling items that meet a quantitative threshold. It also requires entities to disclose certain information regarding income taxes paid and other disclosures related to income and income tax expense from continuing operations. The standard is effective for fiscal years beginning after December 15, 2025 for public business entities and for fiscal years beginning after December 15, 2025 for all other entities. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB ASC. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC Topics, enabling users to more easily compare entities subject to the SEC’s existing disclosures with those not previously subject to the requirements, and aligning the requirements in the ASC with the SEC regulations. The ASU has an unusual effective date and transition requirements since it is contingent on future SEC rule making. If the SEC fails to enact the required changes by June 30, 2027, this ASU is not effective for any entities. Early adoption is not permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements